Other non-current financial liabilities	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other non-current financial liabilities	Other non-current financial liabilities

(EUR thousand)		As of March 31
Other non-current financial liabilities	Note	2025	2024
Put options related to acquisitions		2,103	1,830
Liabilities related to share-based payment transactions	25	6,088	188
Lease liabilities non-current	14	23,424	14,774
Other liabilities	17	2,751	2,512
Total		34,366	19,304
The other non-current liabilities relate to a pension liability plan in Sweden and the corresponding revaluation; for further details please refer to Note 17.
Put options related to acquisitions

(EUR thousand)		For the financial year ended March 31
Put options related to acquisitions	Note	2025	2024
Opening balance as of April 1		3,309	4,390
Changes in fair value recognized in income statement		(857)	1,210
Exercise of options	31	—	(2,422)
Exchange differences		90	131
Closing balance as of March 31		2,542	3,309
Non-current portion		2,103	1,830
Current portion	31	439	1,479
As of March 31, 2025 the put options comprise of EUR0.4 million (EUR1.5 million as of March 31, 2024) and EUR2.1 million (EUR1.8 million as of March 31, 2024) related to the acquisitions of ZigZag and Yocuda respectively.
The fair value of the put options was derived using an option pricing methodology (Monte Carlo simulations) based on projected revenue or gross profit distribution (depending on the business acquired) and is categorized as Level 3 within the fair value hierarchy due to unobservable inputs utilized in the valuation. The main driver for the valuation of the put options in both cases is the underlying business plan. The top and bottom 5% of extreme values have been excluded from the calculations.